Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State income taxes	1.20%	1.50%	0.80%
Other	(0.90%)	(0.70%)	(0.40%)
Effective income tax rate	35.30%	35.80%	35.40%